Income taxes - Income tax reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes
Income (loss) before income taxes			$ 4,969	$ (2,775)	$ 6,816
Statutory rates (as a percent)	20.00%	22.00%	34.00%
Income taxes at statutory rate			$ (1,689)	944	(2,317)
Adjustments that affect the basis of taxes:
Income tax benefit from interest on stockholders' equity			316	601	873
Tax incentives			211	189	576
Equity results			(41)	77	104
Addition (reversal) of tax loss carryforward			769	25	1,510
Unrecognized tax losses of the year			(217)	(1,059)	(458)
Others			213	(182)	(116)
Income taxes			$ (438)	$ 595	$ 172